Treasury Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Treasury Stock [Text Block]
Treasury Stock

The basis for the carrying value of the Company's treasury stock is the purchase price of the shares at the time of purchase. Since May 2010, the Company has maintained a limited stock repurchase plan which authorizes the repurchase of up to 2,500 shares of its common stock each calendar quarter in open market purchases or privately negotiated transactions, as management may deem advisable and as market conditions may warrant. The repurchase authorization for a calendar quarter expires at the end of that quarter to the extent it has not been exercised, and is not carried forward into future quarters. The quarterly repurchase program was most recently reauthorized in December 2012 and will expire on December 31, 2013 unless reauthorized. During 2012, the Company repurchased 1,823 shares under this program, at a total cost of $36 thousand in 2012, while no shares were repurchased under the program during 2011. Since inception, the Company has repurchased 6,827 shares of its common stock at prices ranging from $17.86 to $19.85 per share, at a total of $126 thousand.